Borrowings	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Borrowings	Borrowings
The Group’s debt consists of interest-bearing borrowings from financial institutions, related parties and third parties. Outstanding borrowings, net of transaction costs and debt discounts, presented on the consolidated statements of financial position as current and non-current as of 30 June 2024 and 31 December 2023 are as follows:

	30 June 2024	31 December 2023
Senior Bonds	550,429	549,411
2022 Convertible Bonds	236,677	155,914
Aztiq Convertible Bond	95,437	80,663
Alvogen Facility	83,329	76,556
Other borrowings	90,041	97,615
Total outstanding borrowings, net of debt issue costs	1,055,913	960,159
Less: current portion of borrowings	(999,036)	(38,025)
Total non-current borrowings	56,877	922,134
The weighted-average interest rates of outstanding borrowings for the six months ended 30 June 2024 and the twelve months ended 31 December 2023 are 12.80% and 12.73%, respectively.
Movements in the Group’s outstanding borrowings during the six months ended 30 June 2024 are as follows:

2024
Borrowings, net at 1 January	960,159
Accretion/derecognition of borrowings discount	13,127
Loss on remeasurement of bonds	63,127
Proceeds from new borrowings	67,500
Repayments of borrowings	(75,059)
Accrued interest	28,646
Amortization of deferred debt issue costs	762
Foreign currency exchange difference	(2,349)
Borrowings, net at 30 June	1,055,913

Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 30 June 2024 are as follows:

30 June 2024
Within one year	999,036
Within two years	5,523
Within three years	5,736
Within four years	5,970
Thereafter	39,648
1,055,913
The movements in the Group's outstanding borrowings during the six months ended 30 June 2024 and the maturity of principal amounts as of 30 June 2024 included above are based on the following considerations:
–the communication on 7 June 2024, that the Company entered into a $965 million Facility in two tranches, enabling the Company to improve cost capital, address upcoming debt maturities in 2025 and add incremental cash to the balance sheet. The Facility matures in June 2029 and was funded in July 2024. Upon the closing of the facility, the Company was required to settle its existing debt obligations;
–The settlement of the existing debt obligations resulted in a change in cash flow of these obligations and the acceleration of previously deferred debt issue costs and debt discounts resulting in $63.1 million loss on remeasurement for the six months ended 30 June 2024; and
–the announcement on 26 June 2024 that all holders of the Tranche A and some holders of the Tranche B of the 2022 Convertible Bonds exercised their right to conversion into ordinary shares at the fixed conversion price of $10.00 per share on the last scheduled conversion date prior to maturity, which is 1 July 2024. The holders of the 2022 Convertible Bonds that did not exercised their right to conversion obtained repayment from the Group in July 2024 upon settlement of the Facility.